STATEMENT OF CASH FLOWS	10 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 6,848,645
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(10,238,100)
Income on investments held in the Trust Account	(19,054)
Offering costs associated with warrants	747,015
Loss upon issuance of private placement warrants	1,773,000
General and administrative expenses paid by related parties	25,950
Changes in operating assets and liabilities:
Prepaid expenses	(422,894)
Due to related party	2,872
Accounts payable	69,855
Accrued expenses	114,565
Net cash used in operating activities	(1,098,146)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(139,380,000)
Net cash used in investing activities	(139,380,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Repayment of loan to related party	(117,381)
Proceeds received from initial public offering, gross	138,000,000
Proceeds received from private placement	5,910,000
Reimbursement from underwriter	480,000
Offering costs paid	(3,090,250)
Net cash provided by financing activities	141,207,369
Net change in cash	729,223
Cash - beginning of the period	0
Cash - end of the period	729,223
Supplemental disclosure of non-cash investing and financing activities:
Offering costs included in accrued expenses	85,000
Offering costs paid by related party under promissory note	91,431
Deferred underwriting commissions	4,010,000
Fair value adjustment to Class A ordinary shares subject to possible redemption	$ 20,792,717